SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of Short-Term Investments
The following tables summarize the estimated fair value of the Company’s cash equivalents and debt securities and the gross unrealized holding gains and losses as of December 31, 2021 (in thousands):

	Amortized cost	Unrealized gain	Unrealized Loss	Estimated Fair Value
Assets
Cash equivalents:
Money market fund	$127,261	$—	$—	$127,261

Total cash equivalents	$127,261	$—	$—	$127,261

Debt securities:
Corporate debt securities	$42,174	$11	$(52)	$42,133
Commercial paper	20,743	—	—	20,743
U.S. government bonds	86,265	—	(135)	86,130
Certificate of deposits	21,501	6	—	21,507
Other	2,500	—	(5)	2,495

Total debt securities	$173,183	$17	$(192)	$173,008

Classified as:
Cash equivalents				$127,261
Short-term debt securities				$173,008
Long-term debt securities				—